SCHEDULE OF PROVISION FOR POST- EMPLOYMENT BENEFITS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Postemployment Benefits [Abstract]
Provision for post-employment benefits	$ 99,588	$ 115,393	$ 68,701